OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other current liabilities
As of December 31, 2025 and 2024, other current liabilities within the Consolidated Balance Sheets are comprised of:

(in thousands of $)	2025	2024
Accrued expenses	(11,545)	(10,838)
Deferred charter revenue	(24,967)	(37,124)
EUA obligations under the EU ETS	(7,761)	(1,397)
Other current liabilities	(39)	(50)
Provisions	(100)	(134)
Total other current liabilities	(44,412)	(49,544)